Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management [abstract]
Schedule of contractual maturities of financial liabilities
	December 31, 2022
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$27,060	$27,060	$-	$-	$-
Promissory note	2,500	2,500	-	-	-
Interest on promissory note	35	35	-	-	-
RoyCap convertible debenture	13,069	-	13,069	-	-
Interest on RoyCap convertible debenture	1,652	1,241	411	-	-
Government loan	222	222	-	-	-
Metals contract liability	30,989	11,324	19,665	-	-
Projected pension contributions	5,316	840	1,695	1,819	962
Decommissioning provision	19,915	-	-	-	19,915
Other long-term liabilities	1,815	-	737	517	561
	$102,573	$43,222	$35,577	$2,336	$21,438

	December 31, 2022
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$1,862	$1,862	$-	$-	$-
Other long-term liabilities	1,280	-	737	517	26
	$3,142	$1,862	$737	$517	$26

Schedule of total lease liabilities discounted using an incremental borrowing rate
	December 31,	December 31,
	2022	2021

Lease liabilities, beginning of year	$4,774	$6,377
Additions	720	1,123
Lease principal payments	(2,352)	(2,720)
Lease interest payments	(1,040)	(507)
Accretion on lease liabilities	1,040	501
Lease liabilities, end of year	$3,142	$4,774

Schedule of net loss or other comprehensive loss due to currency fluctuations
	As at December 31, 2022
	CAD	MXN

Cash and cash equivalents	$87	$174
Trade and other receivables	38	592
Trade and other payables	2,691	12,089

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/-10%	+/-10%

Approximate impact on:
Net loss	$971	$3,936
Other comprehensive income	(233)	(64)

Schedule of level 3 inputs are unobservable
	December 31,	December 31,
	2022	2021

Level 1
Cash and cash equivalents	$1,964	$2,900
Restricted cash	4,139	4,078

Level 2
Trade and other receivables	11,552	8,208
Derivative instruments	991	2,162
Metals contract liability	30,989	40,905

Amortized cost
Glencore pre-payment facility	-	1,451
Promissory note	2,500	5,000
Government loan	222	4,499
RoyCap convertible debenture	9,621	8,665